Financial Instruments by Category - Summary of Financial Instruments by Category (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of detailed information about financial instruments [Line Items]
Trade and other payables	₩ 8,425,503	₩ 8,328,082
Borrowings	6,683,662	8,120,791
Other financial liabilities	186,490	108,664
Cash and cash equivalents	1,928,182	2,900,311	₩ 2,559,464	₩ 1,888,663
Trade and other receivables	6,643,115	6,036,363
Other financial assets	1,727,623	1,385,281
Loans and receivables [member]
Disclosure of detailed information about financial instruments [Line Items]
Cash and cash equivalents	1,928,182	2,900,311
Trade and other receivables	6,643,115	6,036,363
Other financial assets	1,333,317	716,769
Financial assets at fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [Line Items]
Other financial assets	5,813	6,277
Derivatives contracts [member]
Disclosure of detailed information about financial instruments [Line Items]
Other financial liabilities	93,770	14,928
Other financial assets	7,389	227,318
Available-for-sale [member]
Disclosure of detailed information about financial instruments [Line Items]
Other financial assets	380,953	404,774
Held-to-maturity financial assets [member]
Disclosure of detailed information about financial instruments [Line Items]
Other financial assets	151	30,143
Financial liabilities designated as at fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [Line Items]
Other financial liabilities	5,051	1,973
Financial liabilities at amortized cost [member]
Disclosure of detailed information about financial instruments [Line Items]
Trade and other payables	8,425,503	8,328,082
Borrowings	6,683,662	8,120,791
Other financial liabilities	₩ 87,669	₩ 91,763